Taxes (Details) - Schedule of deferred tax assets comprised - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Allowance for doubtful accounts	$ 1,434,120	$ 311,004
Accrued member rewards	39,019	32,693
Accrued employee bonus	46,564	74,219
Accrued asset retirement obligation	123,626	113,033
Accrued employee retirement pension	59,358	59,127
Investment loss from equity method investment	40,300	54,336
Net operating loss carry-forwards	3,187,904	376,661
Total deferred tax assets	4,930,891	1,021,073
Valuation allowance	(597,777)	(386,436)
Total deferred tax assets	4,333,114	634,637
Deferred tax liabilities:
Change in fair value of purchase option	(7,552)	(115,728)
Accrued interest income on consumption tax receivable	(19,894)
Compensation receivable for consumption tax	(8,756,745)
Total deferred tax liabilities	(8,784,191)	(115,728)
Deferred tax assets (liabilities), net	$ (4,451,077)	$ 518,909